575 Madison Avenue New York, NY10022-2585 212.940.8800 tel 212.940.8776 fax www.kattenlaw.com..

Peter J. Shea peter.shea@kattenlaw.com (212) 940-6447 direct (212) 894-5724 fax

November 22, 2013

Via EDGAR

United States Securities and Exchange Commission

Washington, D.C. 20549

AccuShares Commodities Trust I Amendment No. 2 to Confidential Draft Registration Statement on Form S-1 File No. 377-00230

Dear Ladies and Gentlemen:

On behalf of AccuShares Commodities Trust I (the “Trust”) sponsored by our client, AccuShares Management LLC (the “Sponsor”), we are submitting, pursuant to Section 6(e) of the Securities Act of 1933 (the “Securities Act”), together with this correspondence, the second amended draft (the “Amendment”) of the Trust’s Registration Statement on Form S-1 (the “Registration Statement”). Copies of the Amendment marked to show all changes from the Trust’s first amended draft Registration Statement that was submitted on October 1, 2013 (the “1st Amended S-1 Submission”) are being sent to the Securities and Exchange Commission (the “Commission”) Staff under separate cover.

With respect to the Staff comment letter (“Comment Letter”) to the Sponsor dated October 21, 2013 by Mr. Duc Dang, Special Counsel, we offer the following responses (the headings and comments below correspond to the headings and comments in the Comment Letter). The Trust’s responses have been informed by our discussions with the Staff on October 25, 2013. Capitalized terms used in this letter but otherwise not defined herein are used with the meanings ascribed to them in the Registration Statement.

General

1.                  Your revised disclosure states that you intend to distribute gains attributable to a 20% or less change in the Underlying Indices in cash while only gains attributable to index moves in excess of 20% will be distributed in paired shares. Further you indicate that the majority of Regular Distributions will be cash distributions rather than distributions of matched quantities of Up and Down Shares. This appears to be a material change in the operation of the Funds and characteristics of the securities; however, your disclosure continues to highlight the distribution of paired Up and Down Shares as the predominant feature of the securities. Please revise your filing to more accurately reflect the revised structure allowing for cash

AUSTIN   CENTURY CITY   CHARLOTTE   CHICAGO   HOUSTON   IRVING   LOS ANGELES
NEW YORK   ORANGE COUNTY   SAN FRANCISCO BAY AREA   SHANGHAI   WASHINGTON, DC

LONDON: KATTEN MUCHIN ROSENMAN UK LLP

A limited liability partnership including professional corporations

United States Securities and Exchange Commission November 22, 2013 Page 2

distributions. Your revised disclosure should, for example, make clear that most Regular Distributions will be cash distributions, provide illustrative examples of the effects of cash distributions similar to the disclosure provided for share distributions on page 71 under the subheading “Regular Distributions” and disclose how potential investors could maximize exposure to Up or Down Shares following a Regular Distribution of cash.

The suggested revisions have been made.

2.                  In connection with the preceding comment, it appears that the distribution of cash, when gains are 20% or less, is only an intention/expectation of the sponsor. If discretion exists, discuss the circumstances where shares will be distributed in lieu of cash even when gains do not cross the 20% threshold and the notice you will provide of such decision.

Please be advised that the Sponsor, as more fully discussed in the Amendment, has revised the Funds’ commitment to pay Regular and Special Distributions in cash. Paired share distributions will occur for the reasons now specified in the Amendment. During the first six months of a Fund’s shares trading, all Regular and Special Distributions are expected to be in cash, and all or a portion of such distributions may be in paired shares mainly to avoid impairment of the liquidity of the market for the Fund’s shares and, as is less expected by the Sponsor, if the Fund would fail an Exchange listing standard or if the Fund’s Eligible Assets are impaired to the extent that a cash distribution at the relevant Distribution Date would be impractical. Thereafter, such distributions will be made in paired shares if the Fund has $25 million or less in assets as well as for the other reasons mentioned. Information concerning notice of distributions is contained in the prospectus.

3.                  Your intention to distribute gains attributable to a 20% or less change in the Underlying Indices in cash presents a new material risk that Regular Distributions in cash may exceed returns on the Funds’ Eligible Assets resulting in a decline in the Funds’ Class Values to the extent that it may cause the Sponsor to terminate a Fund. We note, however, that you have only addressed this risk with a brief risk factor on page 37. Additionally, it appears that cash distributions will be greater than the actual index movement experienced when gains are 20% or less.

•                     Please revise your filing to more prominently and thoroughly discuss the liquidity and economic risks you have noted on page 37, specifically, these risks should be highlighted in the introductory suitability discussion and in the Summary.

The suggested revisions have been made.

United States Securities and Exchange Commission November 22, 2013 Page 3

•                     Please disclose clearly how you will manage the Fund Eligible Assets to be able to make Regular Distributions in cash that correspond to returns on Underlying Indices with a higher volatility than Fund Eligible Assets and, presumably, a higher return than that which you may achieve from the Fund Eligible Assets.

The Eligible Assets of the Funds will not be managed to provide returns sufficient to offset any Regular Distributions or Special Distributions made in cash. This point has been clarified in the disclosure.

•                     Please disclose whether your liquidity strategy is dependent upon the creation of Creation Units. If Regular Distributions made in cash will exceed the index movement, please discuss if this will impact a Fund’s ability to satisfy redemptions.

The liquidity strategy for the Funds is not dependent on the creation of Creation Units. Nothing contained in the prospectus indicates or implies that such a dependency exists as it would directly conflict with the stated goal of each Fund to deliver Underlying Index performance to its shareholders through Regular and Special Distributions. In other words and as stated in the prospectus, the Funds’ assets are not managed to track Underlying Index performance. Further, a Fund’s Class Value per Share after any kind of distribution will always equal the redemption price and liquidation entitlement of a shareholder. Consequently, no additional disclosure is being provided.

Additional clarification has been provided to the effect that the Funds will always have sufficient assets to redeem their shares at their Class Value per Share. While it is hypothetically possible for Class Values and Class Values per Share to reach zero, such a zero valuation resulting from cash distributions effectively means that all shareholders have been redeemed at their Class Value per Share following such distribution, especially since it is impossible for any Fund to distribute out to its shareholders more value than it has in net assets.

Please note that the amount of each Regular Distribution and Special Distribution has always been equal to the difference between the Class Values per Share of each class of shares of a Fund on the relevant Distribution Date where immediately thereafter the Class Values per Share of each class are reset to the lowest Class Value per Share of the two classes. Whether a distribution is made in cash or shares, half the value of any such distribution will represent movement of the Underlying Index level and the other half accounts for the resetting of the Class Value per Share to the lowest Class Value per Share. In effect, any Regular or Special Distribution produces a dilutive effect on the class of shares receiving the distribution as well as the opposing class. The disclosure has been clarified to reinforce this concept.

United States Securities and Exchange Commission November 22, 2013 Page 4

Net Income, Regular or Special Distributions have the singular effect of reducing a Fund’s Class Values, and, as discussed in response to Comment 2 above, the Sponsor is setting forth the exact conditions or reasons when a Fund would engage in paired share distributions. These conditions and reasons indicate that a Fund’s Class Values will not be allowed to approach zero.

•                     Where you discuss the “advantages” of your product, please balance your disclosure by discussing the diminishing effect on the Funds’ class values and cash holdings that will result from Regular Distributions or tell us why this is not a disadvantage in your product compared other tracking products. Also, discuss the need for investors to reinvest their entire cash distributions in order to effectively track an index.

Although Regular and Special Distributions made in cash will negatively impact the Fund’s Class Values, as discussed in our responses to the preceding Comment and Comment 12 below, there is no difference in the impact on a Fund’s Class Values per Share between distributions made in cash and distributions made in paired shares. In either case, the Fund’s Class Values per Share will decrease over time.

For a holder of shares of the class with a favorable Underlying Index move at the end of a Measuring Period, the expected Class Value per Share decrease is offset by the cash or shares distributed on such shares. For a holder of shares of the class with an unfavorable Underlying Index move, this decrease represents the expected negative return for the Measuring Period.

Immediately following any Regular or Special Distribution, whether made in cash or in shares, a holder of shares of the class with a favorable Underlying Index move will hold cash and/or shares with a value (cash value and/or aggregate Class Value per Share, respectively) equal to the aggregate Class Value per Share of such holder’s shares at the beginning of the Measuring Period plus any gains in such shares’ Class Value per Share during the Measuring Period. This is true despite the fact that the Class Value per Share of such class will have declined as a result of the distribution. Therefore, there is no disadvantage resulting from Regular and Special Distributions made in cash by the Funds compared other tracking products other than the need for Fund investors to rebalance their positions following Distribution Dates.

The need for investors to rebalance their Fund share portfolio for cash distributions has been emphasized in the prospectus.

•                     In the summary section, briefly highlight the tax implications of cash distributions that are greater than actual index movements. In your tax considerations section, please

United States Securities and Exchange Commission November 22, 2013 Page 5

provide more detailed disclosure of how the cash distributions will generally be treated, since it would seem that cash distributions will likely exceed a Fund’s current and accumulated earnings and profits.

Additional tax discussion has been added to the Summary section. The “U.S. Federal Income Tax Considerations” section already contains a thorough discussion of how cash distributions will be treated under federal tax law.

4.                  Please tell us if the Regular Distributions made in cash impacts the analysis you provided in response to comment 17.

The decision to make Regular Distributions in cash does not impact the paired share and market arbitrage analysis previously provided in my letter of October 1, 2013 to the Commission in response to Comment 17 of the Staff’s comment letter of July 30, 2013. As described in our response to Comment 12 below, Regular Distributions made in cash will have the same impact on Class Value per Share as Regular Distributions made in shares. Therefore, the relationship between each class’ trading price and its Class Value per Share, and the related arbitrage opportunities, will not be impacted by such cash distributions.

5.                  Please explain to us whether the change to distribute up to 20% of gains in cash impacts the analysis of whether you are an investment company under the Investment Company Act of 1940.

The distribution of gains attributable Underlying Index movements in cash, as opposed to paired shares, does not impact our analysis and conclusion that no Fund should be considered an investment company under the Investment Company Act of 1940 (the “1940 Act”). The investment goal of each Fund with respect to its Eligible Assets has not changed. Such assets are not invested to generate a return commensurate with the returns of any Underlying Index. Instead, Eligible Assets are invested for the preservation of capital and the generation of returns commensurate with such preservation of capital. In this regard, the Funds have not fundamentally changed by the intent to make cash distributions. They are still offering shareholders the performance of an Underlying Index by managing Fund liabilities, not assets. To the extent Fund assets are invested, such investments are wholly incidental to the operation of the Fund and an investor’s expected return on their shares. Consequently, a Fund cannot be viewed as engaged in the business of investing in securities within the meaning of the 1940 Act.

United States Securities and Exchange Commission November 22, 2013 Page 6

6.                  We note your response to comment 5 that the commonality results in identical operations and risks. Please tell us how you determined that the VIX Fund has identical operations and risks profiles and should not be discussed in a separate prospectus. In your analysis, identify the identical and differing features.

A separate prospectus is now contained in the Amendment for the AccuShares Spot CBOE VIX Fund (the “VIX Fund”).

Summary, page 1

Overview, page 1

7.                  Please tell us how your disclosure that the Trust “may from time to time offer to sell shares” is consistent with the fact that you are registering a continuous offering. Clarify if the noted disclosure indicates that you may reject creation orders, even when “necessity,” as referenced in your response to comment 6, is not present.

The referenced disclosure in the Overview was never intended to indicate that the Funds would be engaged in anything other than a continuous offering of their shares. The phase “from time to time” has been deleted as clarification.

8.                  On page 3 you describe the VIX Fund Daily Amount. Please expand your disclosure in the body of the filing, and include a cross reference to such disclosure in the Summary, to provide an illustrative example of the operation of the VIX Fund Daily Amount.

The suggested revisions have been made in the VIX Fund prospectus.

Class Value and Class Value per Share, page 14

9.                  We note the disclosure on page 14 indicating that should a Fund’s Underlying Index not be published, you may choose to fair value the index level in order to value the share’s Underlying Index for purposes of the Class Value per Share calculation. Please explain how such fair valuation would be consistent with your disclosure obligations under the federal securities laws.

Please be advised that the Sponsor will no longer attempt to fair value an Underlying Index that fails to be published by its Index Provider. In an effort to provide investors with maximum transparency as to share pricing, the Funds will rely on last published Underlying Index levels for a fixed period of 30 days if an Index Disruption occurs. During that 30 day

United States Securities and Exchange Commission November 22, 2013 Page 7

period, one of three things will happen: the Underlying Index resumes publication, a Replacement Index is designated by the Sponsor or the Sponsor causes the Fund to be liquidated. This procedure is more fully described in the prospectus. The Fund’s share creation and redemption process will not be suspended during an Index Disruption Period since paired share creations and redemptions are neutral to any potential Underlying Index movements.

Cash Distributions, page 15

10.              In light of the fact that the Regular Distributions will ordinarily be cash distributions, please revise the disclosure to more clearly differentiate such cash distributions from Cash Distributions of Net Investment Income.

The suggested revision has been made. The term “Net Income Distributions” in the Amendment has replaced the term “Cash Distributions” in the 1st Amended S-1 Submission.

Risk Factors, page 25

The Shares of Each Fund Will Not be Responsive to Extreme Movements in Its Underlying Index due to the Class Value per Share Limitation,” page 32

11.              Please expand your disclosure to explain what effect, if any, the Class Value per Share Limitation will have on the arbitrage mechanism.

The Class Value per Share Limitation is not expected to have any impact on the arbitrage mechanisms. The arbitrage mechanism is reliant upon value differentials between a share’s market trading price and Class Value per Share. The Class Value per Share Limitation is internal to any arbitrage opportunity consideration. Movements in an Underlying Index that may trigger a Class Value per Share Limitation are external to such arbitrage considerations to the extent they exceed the Class Value per Share Limitation.

Payment Over Time of Distributions in Cash May . . . , page 37

12.              Please revise to clarify that Regular Distributions made in cash will cause the fund’s class values and class value per share to decline or tell us of a situation where a Cash Distribution does not result in the noted decline.

The suggested revision with respect to Class Values has been made.

United States Securities and Exchange Commission November 22, 2013 Page 8

With respect to Class Values per Share, any portion of a Regular Distribution or Special Distribution made by a Fund in cash will act as a reduction of the value of the Fund’s Eligible Assets. As a result, the Class Value per Share of each class of the Fund will decrease over time due to cash Regular and Special Distributions. This result, however, will also occur to the extent Regular Distributions and Special Distributions are made in paired shares because such share distributions decrease Class Value per Share by increasing the number of outstanding shares. Thus, Regular Distributions and Special Distributions will result in the same decrease in Class Values per Share whether made in shares (through dilution of shareholder equity) or in cash (through a decrease in Fund assets).

The Sponsor expects, especially in the context of Special Distributions, to declare reverse share splits as needed to prevent the Class Value per Share for all shares of a Fund from approaching zero. Moreover, the Sponsor will cause paired share distributions in an effort mainly to avoid impairment of the liquidity of the Fund’s shares market and, as is less expected by the Sponsor, if the Fund’s Eligible Assets are impaired to the extent that a cash distribution at the relevant Distribution Date would be impractical. Thus, Class Values will always be maintained at significantly greater than zero, as set forth in the prospectus.

The risk factor referenced by this Comment has been given more prominence and revised to distinguish cash distributions singular effect on Class Values.

Distributions and Distribution Dates, page 66

13.              We note the table included on page 71 illustrating the resetting of the Share Index Factors. Please explain, with a view toward disclosure, how and why the Share Index Factors remain constant in response to a falling index.

This table has been revised to explain how the Share Index Factors will remain constant in response to a falling Underlying Index.

Where we have responded to a comment concerning one location, we have made corresponding changes also concerning similar disclosure appearing elsewhere in the Registration Statement.

United States Securities and Exchange Commission November 22, 2013 Page 9

Please do not hesitate to contact me at (212) 940-6447 or, in my absence, Kathleen Moriarty at (212) 940-6304 if you have any questions or comments with respect to the foregoing responses or to the Amendment.

Very truly yours,

/s/ Peter J. Shea
Peter J. Shea

cc (w/enclosures):	Mr. Duc Dang, Special Senior Counsel
Mr. Isaac Esquivel, Staff Accountant
Mr. Daniel Gordon, Accounting Branch Chief
Mr. Jerard Gibson, Staff Attorney
Mr. Jack Fonss
Mr. Forrest Gilman
Mr. Edward Cataldo
Ms. Kathleen Moriarty
Mr. Thad McElroy